PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Target Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2019
United States
Disclosure of fair value of plan assets [line items]
Equity Securities	38.00%
Fixed Income Securities (including cash)	44.00%
Real Estate	3.00%
Other	15.00%
Total	100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	45.00%
Fixed Income Securities (including cash)	48.00%
Real Estate	6.00%
Other	1.00%
Total	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	6.00%
Fixed Income Securities (including cash)	88.00%
Real Estate	1.00%
Other	5.00%
Total	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%
Fixed Income Securities (including cash)	72.00%
Real Estate	0.00%
Other	25.00%
Total	100.00%